1 - 31884

AMERICAN STOCK EXCHANGE
Equities Options ETFs

03028370

Cert Amx

American Stock Exchange
86 Trinity Place
New York, NY 10006

NOV 4 2003

November 04, 2003

Mr. Brian Johnson
Branch Chief
Filer Support 2
Office of Filing Information
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C. 20549

PROCESSED
NOV 10 2003
THOMSON FINANCIAL

Dear Mr. Johnson:

This is to certify that on November 03, 2003, The American Stock Exchange (the "Exchange") received from Asconi Corporation, (the "Registrant") a copy of the Registrant's application on Form 8-A for the registration of the following securities:

Common Stock, par value $.001 per share

We further certify that the above described security has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer

Bryan Fischer
Director
Listing Qualifications Department

cc: Herbert Scholl